Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share

Note 21 — Loss per Share

Loss per share for the period presented has been determined by dividing the loss attributable to shareholders by the weighted average number of shares outstanding during the period. NewAmsterdam Pharma’s former non-voting ordinary shares and voting ordinary shares are considered to be the same class of equity for purposes of determining the loss attributable per shareholder class per share.

As described in Note 4, Note 19 and Note 20, 17,016,872 NewAmsterdam Pharma shares were exchanged for 36,258,312 Ordinary Shares following the internal reorganization, which reflects the exchange ratio of approximately 2.13. Consequently, the weighted average number of Ordinary Shares outstanding for basic and diluted EPS for the prior periods have been recast for the internal share reorganization as required by IFRS.

	December 31, 2021	December 31, 2020
	Restated	Restated
Weighted average number of ordinary shares of NewAmsterdam Pharma	11,093,087	4,323,770
Exchange ratio	2.13	2.13
Adjusted number of shares(1)	23,636,341	9,212,775

(1)
Recasts for the exchange ratio of approximately of 2.13.

The following table sets forth the computation of basic and diluted loss per share:

(In thousands of Euro, except share and per share amounts)	2022	2021		2020
	Restated	Restated		Restated
Loss for the year	(78,052)	(28,599)		(5,749)
Weighted average number of ordinary shares	39,628,088	11,093,087	(1)	4,323,770	(1)
Basic and diluted loss per share	(1.97)	(2.58)	(1)	(1.33)	(1)
Weighted average number of ordinary shares - as recast(2)	39,628,088	23,636,341		9,212,775
Basic and diluted loss per share - as recast(2)	(1.97)	(1.21)		(0.62)

(1)
Does not reflect the impact of the exchange ratio adjustment of approximately 2.13.
(2)
Recast for the exchange ratio of approximately 2.13.

At December 31, 2022, 2021 and 2020, outstanding share-based awards (see Note 20) was excluded from the calculation because their impact would be anti-dilutive. At December 31, 2022, 2021 and 2020, the total number of potential ordinary shares excluded amounted to 11,146,861, 4,185,360 and 1,111,115, respectively.